UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.0%
Consumer Discretionary - 21.2%
Auto Parts - 0.9%
LKQ Corp.(a)	518,260	$17,118,128

Cable Television Services - 1.9%
Comcast Corp.-Class A	784,510	37,326,986

Consumer Services: Misc. - 1.8%
eBay, Inc.(a)	655,925	34,573,807

Cosmetics - 0.7%
Estee Lauder Cos., Inc. (The)-Class A	193,240	13,712,310

Diversified Media - 1.2%
Liberty Media Corp.(a)	159,950	24,457,954

Diversified Retail - 4.0%
Amazon.com, Inc.(a)	93,080	33,883,912
Costco Wholesale Corp.	367,060	43,313,080

		77,196,992

Entertainment - 1.9%
Walt Disney Co. (The)	542,187	37,188,606

Leisure Time - 2.6%
priceline.com, Inc.(a)	47,290	49,835,621

Recreational Vehicles & Boats - 0.8%
Polaris Industries, Inc.	127,210	16,658,150

Restaurants - 2.5%
Chipotle Mexican Grill, Inc.-Class A(a)	26,850	14,149,144
Starbucks Corp.	418,936	33,954,763

		48,103,907

Specialty Retail - 0.9%
O’Reilly Automotive, Inc.(a)	139,480	17,269,019

Textiles, Apparel & Shoes - 2.0%
Michael Kors Holdings Ltd.(a)	222,880	17,150,616
NIKE, Inc.-Class B	80,777	6,119,666
VF Corp.	75,410	16,213,150

		39,483,432

		412,924,912

Technology - 18.9%
Communications Technology - 0.8%
QUALCOMM, Inc.	213,345	14,821,077

Computer Services, Software & Systems - 12.4%
ANSYS, Inc.(a)	400,150	34,993,117
Cognizant Technology Solutions Corp.-Class A(a)	834,560	72,548,301
Facebook, Inc.-Class A(a)	634,650	31,897,509
Google, Inc.-Class A(a)	84,685	87,274,667
LinkedIn Corp.-Class A(a)	70,010	15,659,137

		242,372,731

Company	Shares	U.S. $ Value
Computer Technology - 4.3%
Apple, Inc.	162,270	84,761,734

Electronic Components - 1.4%
Amphenol Corp.-Class A	335,250	26,917,223

		368,872,765

Producer Durables - 14.0%
Aerospace - 3.8%
Boeing Co. (The)	570,060	74,392,830

Air Transport - 1.6%
Copa Holdings SA-Class A	214,030	32,006,046

Diversified Manufacturing Operations - 2.4%
Danaher Corp.	645,137	46,507,926

Producer Durables: Misc. - 1.4%
WW Grainger, Inc.	100,930	27,147,142

Scientific Instruments: Control & Filter - 1.6%
Flowserve Corp.	180,708	12,553,785
Parker Hannifin Corp.	157,800	18,418,416

		30,972,201

Scientific Instruments: Electrical - 1.2%
AMETEK, Inc.	235,388	11,258,608
Sensata Technologies Holding NV(a)	330,290	12,428,813

		23,687,421

Scientific Instruments: Gauges & Meters - 0.8%
Mettler-Toledo International, Inc.(a)	61,519	15,223,492

Transportation Miscellaneous - 1.2%
Expeditors International of Washington, Inc.	515,710	23,356,506

		273,293,564

Health Care - 13.7%
Biotechnology - 5.5%
Biogen Idec, Inc.(a)	247,818	60,514,677
Celgene Corp.(a)	227,910	33,842,356
Quintiles Transnational Holdings, Inc.(a)	301,000	12,638,990

		106,996,023

Health Care Management Services - 2.5%
UnitedHealth Group, Inc.	700,972	47,848,349

Health Care Services - 0.9%
McKesson Corp.	111,490	17,430,347

Medical Equipment - 1.0%
Illumina, Inc.(a) (b)	215,616	20,162,252

Pharmaceuticals - 3.8%
Allergan, Inc./United States	452,278	40,980,909
Gilead Sciences, Inc.(a)	470,630	33,410,024

		74,390,933

		266,827,904

Company	Shares	U.S. $ Value
Financial Services - 8.8%
Asset Management & Custodian - 1.7%
Affiliated Managers Group, Inc.(a)	91,830	18,130,915
BlackRock, Inc.-Class A	49,810	14,983,346

		33,114,261

Financial Data & Systems - 3.2%
Visa, Inc.-Class A	313,590	61,673,745

Insurance: Multi-Line - 0.3%
Brown & Brown, Inc.	205,020	6,546,289

Insurance: Property-Casualty - 0.5%
Verisk Analytics, Inc.-Class A(a)	147,509	10,107,317

Securities Brokerage & Services - 3.1%
IntercontinentalExchange, Inc.(a)	308,213	59,401,891

		170,843,503

Energy - 5.4%
Oil Well Equipment & Services - 4.2%
Oceaneering International, Inc.	179,140	15,384,543
Schlumberger Ltd.	718,910	67,376,245

		82,760,788

Oil: Crude Producers - 1.2%
Noble Energy, Inc.	302,734	22,683,859

		105,444,647

Consumer Staples - 4.0%
Beverage: Soft Drinks - 0.8%
Monster Beverage Corp.(a)	262,916	15,046,683

Foods - 1.6%
Hershey Co. (The)	318,830	31,640,689

Tobacco - 1.6%
Philip Morris International, Inc.	345,849	30,822,063

		77,509,435

Materials & Processing - 3.0%
Fertilizers - 1.3%
Monsanto Co.	244,591	25,652,704

Metal Fabricating - 1.7%
Precision Castparts Corp.	127,793	32,389,136

		58,041,840

Total Common Stocks (cost $1,277,727,547)		1,733,758,570

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 11.7%
Investment Companies - 11.7%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08%(c)+ (Cost $227,684,416)	227,684,416	$227,684,416

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $1,505,411,963)		1,961,442,986

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AllianceBernstein Exchange Reserves-Class I, 0.07%(c) (cost $1,026,665)	1,026,665	1,026,665

Total Investments - 100.8% (cost $1,506,438,628)(d)		1,962,469,651
Other assets less liabilities - (0.8)%		(15,586,135)

Net Assets - 100.0%		$1,946,883,516

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $458,009,550 and gross unrealized depreciation of investments was $(1,978,527), resulting in net unrealized appreciation of $456,031,023.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Large Cap Growth Fund

October 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,733,758,570		$	– 0	–	$	– 0	–	$1,733,758,570
Short-Term Investments	227,684,416			– 0	–		– 0	–	227,684,416
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,026,665			– 0	–		– 0	–	1,026,665

Total Investments in Securities	1,962,469,651			– 0	–		– 0	–	1,962,469,651
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,962,469,651		$	– 0	–	$	– 0	–	$1,962,469,651

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: December 23, 2013